Leases	12 Months Ended
Mar. 31, 2013
Leases
8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions, as well as sale and leaseback transactions for office buildings, machinery and equipment.

(1)	Capital leases:

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2012	2013
Machinery, equipment and others	58,751	63,008
Film costs	9,465	9,147
Accumulated amortization	(20,514)	(36,287)

	47,702	35,868

The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013:

Fiscal year ending March 31	Yen in millions
2014	20,535
2015	5,350
2016	3,248
2017	2,820
2018	2,585
Later years	6,286

Total minimum lease payments	40,824
Less — Amount representing interest	2,568

Present value of net minimum lease payments	38,256
Less — Current obligations	19,718

Long-term capital lease obligations	18,538

(2)	Operating leases:

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2013 are as follows:

Fiscal year ending March 31	Yen in millions
2014	57,598
2015	46,483
2016	35,633
2017	24,243
2018	19,724
Later years	54,025

Total minimum future rentals	237,706

Rental expenses under operating leases for the fiscal years ended March 31, 2011, 2012 and 2013 were 78,538 million yen, 76,188 million yen and 78,523 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2011, 2012 and 2013 were 1,974 million yen, 1,423 million yen and 904 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2013 were 3,104 million yen.

(3)	Sale and leaseback transactions:

Sony City Osaki sale and leaseback -

In February 2013, Sony sold its “Sony City Osaki” office building and premises (“Sony City Osaki”) to Nippon Building Fund Inc. and a Japanese institutional investor. The sale was structured such that Sony placed Sony City Osaki in a trust and then sold the trust beneficiary rights. In connection with the sale, Sony entered into an agreement to lease Sony City Osaki for a period of five years after the sale. The leaseback is accounted for as an operating lease.

The sale price was 111,100 million yen and Sony received net cash proceeds of 110,175 million yen after deducting transaction costs. The transaction qualified for sale-leaseback accounting as all the risk and rewards of ownership were transferred to the buyer upon closing of the transaction and the leaseback did not include any form of continuing involvement, other than a normal leaseback. As the leaseback represents more than a minor but less than substantially all of the use of the building, Sony recorded a gain upon the sale of 42,322 million yen in the fiscal year ended March 31, 2013, included in other operating (income) expenses, net. In addition to the gain recognized upon the sale, a gain of 24,982 million yen was required to be deferred and will be amortized on a straight-line basis and included in other operating (income) expense, net in the consolidated statements of income over the lease term. Of the remaining deferred gain as of March 31, 2013, 4,914 million yen is recorded in other current liabilities and 19,658 million yen in other noncurrent liabilities in the consolidated balance sheets.

550 Madison sale and leaseback -

In March 2013, Sony exercised its option to purchase the headquarters building (the “U.S. headquarters building”) of its U.S. subsidiary which was leased from a VIE in which Sony was the primary beneficiary for 255 million U.S. dollars. Concurrent with the exercise of the purchase option, Sony completed the sale of the U.S. headquarters building to a third party. In connection with the sale, Sony entered into an agreement to lease the U.S. headquarters building for a period of three years after the sale. The leaseback is accounted for as an operating lease.

The sale price was 1,100 million U.S. dollars and Sony received net cash proceeds of 780 million U.S. dollars after deducting the cost of the purchase option and other transaction costs. The transaction qualified for sale-leaseback accounting as all the risk and rewards of ownership were transferred to the buyer upon closing of the transaction and the leaseback did not include any form of continuing involvement, other than a normal leaseback. As the leaseback represents more than a minor but less than substantially all of the use of the building, Sony recorded a gain upon the sale of 691 million U.S. dollars in the fiscal year ended March 31, 2013, included in other operating (income) expense, net in the consolidated statements of income. In addition to the gain recognized upon the sale, a gain of 166 million U.S. dollars was required to be deferred and will be amortized on a straight-line basis and included in other operating (income) expense, net in the consolidated statements of income over the lease term. Of the remaining deferred gain as of March 31, 2013, 55 million U.S. dollars is recorded in other current liabilities and 109 million U.S. dollars in other noncurrent liabilities in the consolidated balance sheets.

Sale and leaseback transactions with SFIL -

In the fiscal year ended March 31, 2012, Sony entered into a three year sale and leaseback transaction for certain machinery and equipment with SFIL. The leaseback is accounted for as a capital lease. Sony received proceeds of 50,537 million yen based on the amounts recorded at fair value in the acquisition described in Note 24, and as such there was no gain or loss recorded in the sale and leaseback transaction.

In the fiscal year ended March 31, 2013, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 11,789 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows. Additionally, a transaction with proceeds of 6,262 million yen and a seven year term was accounted for as a capital lease and included within proceeds from sale of fixed assets in the investing activities section of the consolidated statements of cash flows. There was no gain or loss recorded in either sale and leaseback transaction.